Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Customer One
Accounting Policies [Line Items]
Percentage of accounts receivable	25.00%	45.00%	30.00%
Customer Two
Accounting Policies [Line Items]
Percentage of accounts receivable	22.00%	21.00%	21.00%